SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Share-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation
Amounts recognized as expenses	$ 55,817	$ 68,081	$ 149,758
Property, plant and equipment, net
Share-based compensation
Amounts recognized as expenses			7,840
Share-based compensation cost, reversal		(3,709)
Selling, general and administrative expenses
Share-based compensation
Amounts recognized as expenses	$ 55,817	72,424	121,115
Cost of revenues
Share-based compensation
Amounts recognized as expenses			20,307
Share-based compensation cost, reversal		(545)
Research and development expenses
Share-based compensation
Amounts recognized as expenses			$ 496
Share-based compensation cost, reversal		$ (89)